Segment Reporting - Summary of the Analysis of Group's Assets and Revenues by Location (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Non-current assets	£ 10,814	£ 9,861
Research collaboration	16,923	12,023	£ 5,253
Royalties	578	392	226
Total revenue from contracts with customers	17,501	12,415	5,479
U.S.A.
Disclosure Of Operating Segments [Line Items]
Non-current assets		17
U.K.
Disclosure Of Operating Segments [Line Items]
Non-current assets	1,166	516
Research collaboration	16,923	12,023	5,253
Total revenue from contracts with customers	16,923	12,023	5,253
Germany
Disclosure Of Operating Segments [Line Items]
Non-current assets	9,648	9,328
Royalties	578	392	226
Total revenue from contracts with customers	£ 578	£ 392	£ 226